Income Taxes - Summary Of Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Tax Contingency [Line Items]
Income before income taxes	$ 29,670	$ 60,237	$ 36,705	$ 136,852	$ 139,357	$ 122,390
Tax at Federal Statutory Rate					29,265	25,702
State, Net of Federal Benefit					3,664	(761)
Non-deductible expenses					163	93
Change in valuation allowance						(83,607)
Income tax (benefit) expense	$ 7,904	$ 14,337	$ 9,765	$ 32,496	$ 33,092	$ (58,573)